GOODWILL	6 Months Ended
Jun. 30, 2017
GOODWILL
GOODWILL

7. GOODWILL

        The changes in the carrying amount of goodwill for the year ended December 31, 2016 and June 30, 2017 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at December 31, 2015	112,785	(4,441)	108,344
Increase in goodwill related to acquisitions	63,160	—	63,160

Balance at December 31, 2016	175,945	(4,441)	171,504

Increase in goodwill related to acquisitions (Note 3)	1,965,206	—	1,965,206

Balance at June 30, 2017	2,141,151	(4,441)	2,136,710